Related Party Transactions (Table)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Summary of financial information of groups equity method investees
Summarized financial information of the MHFG Group’s equity method investees as of March 31, 2022 and 2023, and for each of the three years ended March 31, 2023, is as follows:

	2022	2023

	(in billions of yen)
Loans	7,765	6,037
Total assets	30,180	29,367
Deposits	8,713	6,216
Total liabilities	27,474	26,506
Total equity	2,706	2,861
Noncontrolling interests	14	16

	2021	2022	2023

	(in billions of yen)
Total interest and dividend income	570	625	750
Total interest expense	188	182	239
Provision (credit) for credit losses	91	104	96
Net interest income after provision (credit) for credit losses	291	339	415
Income before income tax expense	237	332	261
Net income	178	246	194